Consolidated Statements of Changes in Shareholders’ Equity	Ordinary Shares Predecessor HKD ($)	Ordinary Shares Successor HKD ($)	Ordinary Shares HKD ($) shares	Ordinary Shares USD ($) shares	Other reserves Predecessor HKD ($)	Other reserves Successor HKD ($)	Other reserves HKD ($)	Other reserves USD ($)	Accumulated Deficit Predecessor HKD ($)	Accumulated Deficit Successor HKD ($)	Accumulated Deficit HKD ($)	Accumulated Deficit USD ($)	Predecessor HKD ($)	Successor HKD ($)	HKD ($)	USD ($)
Balance (in Dollars)			$ 20,000								$ (4,243,589)				$ (4,223,589)
Balance at Sep. 30, 2022			$ 20,000								(4,243,589)				(4,223,589)
Balance (in Shares) at Sep. 30, 2022 | shares			20,000	20,000
Elimination after combined			$ (20,000)								4,243,589				4,223,589
Elimination after combined (in Shares) | shares			(20,000)	(20,000)
Paid up capital			$ 10,000,100												10,000,100
Paid up capital (in Shares) | shares			13,250,000	13,250,000
Contribution from shareholders							16,364,143								16,364,143
Net loss									$ (156,387)	$ (6,830,973)			$ (156,387)	$ (6,830,973)	(6,987,360)
Balance at Sep. 30, 2023			$ 10,000,100				16,364,143				(6,987,360)				19,376,883
Balance (in Shares) at Sep. 30, 2023 | shares			13,250,000	13,250,000
Balance (in Dollars)			$ 10,000,100				16,364,143				(6,987,360)				19,376,883
Paid up capital			$ 62,870,500												62,870,500
Paid up capital (in Shares) | shares			2,012,500	2,012,500
Reserves utilized							(6,364,143)								(6,364,143)
Offering costs capitalized			(18,758,367)												(18,758,367)
Net loss											(5,487,765)				(5,487,765)	$ (706,339)
Balance at Sep. 30, 2024			$ 54,112,233	$ 6,964,879			10,000,000	$ 1,287,117			(12,475,125)	$ (1,605,694)			51,637,108	6,646,302
Balance (in Shares) at Sep. 30, 2024 | shares			15,262,500	15,262,500
Balance (in Dollars)			$ 54,112,233	$ 6,964,879			$ 10,000,000	$ 1,287,117			$ (12,475,125)	$ (1,605,694)			$ 51,637,108	$ 6,646,302